FINANCIAL RISK MANAGEMENT (Financial assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Financial assets [abstract]
Receivables	$ 197,686		$ 202,123
Derivative financial assets	227		4,353
Trade receivables	1,180,689		1,767,425
Other investments	1,975,490		1,357,485
Cash and cash equivalents	1,653,355	[1]	1,276,605	[1]	$ 537,882	[1]	$ 519,965
Total Assets	5,007,447		4,607,991
Financial liabilities [abstract]
Other liabilities	64,968		56,595
Trade payables	1,102,264		1,078,448
Derivative financial liabilities	505		1,889
Finance lease liabilities	239,149		259,621		$ 294,103
Borrowings	1,031,865		1,479,038
Total Liabilities	2,438,751		2,875,591
Liabilities at fair value through profit or loss
Financial liabilities [abstract]
Other liabilities	0		0
Trade payables	0		0
Derivative financial liabilities	505		1,889
Finance lease liabilities	0		0
Borrowings	0		0
Total Liabilities	505		1,889
Amortized cost
Financial liabilities [abstract]
Other liabilities	64,968		56,595
Trade payables	1,102,264		1,078,448
Derivative financial liabilities	0		0
Finance lease liabilities	239,149		259,621
Borrowings	1,031,865		1,479,038
Total Liabilities	2,438,246		2,873,702
Amortized cost
Financial assets [abstract]
Receivables	197,686		202,123
Derivative financial assets	0		0
Trade receivables	1,180,689		1,767,425
Other investments	483,209		621,831
Cash and cash equivalents	880,402		584,076
Total Assets	2,741,986		3,175,455
Assets at fair value through profit or loss
Financial assets [abstract]
Receivables	0		0
Derivative financial assets	227		4,353
Trade receivables	0		0
Other investments	96,428		244,848
Cash and cash equivalents	772,953		692,529
Total Assets	869,608		941,730
Assets at fair value through OCI
Financial assets [abstract]
Receivables	0		0
Derivative financial assets	0		0
Trade receivables	0		0
Other investments	1,395,853		490,806
Cash and cash equivalents	0		0
Total Assets	$ 1,395,853		$ 490,806

[1]	It includes restricted cash of $30, $58 and $54 as of December 31, 2022, 2021 and 2020, respectively. In addition, the Company had other investments with a maturity of more than three months for $1,975,490, $1,357,484 and $816,157 as of December 31, 2022, 2021 and 2020, respectively.